DERIVATIVE LIABILITIES - Schedule of estimation of the top-rights (Details)		12 Months Ended
	Mar. 10, 2021 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares
Disclosure of financial liabilities [line items]
Average exercise price		$ 3.84	$ 4.05	$ 4.23
Expected future volatility of Common Shares	0.90%
Forfeiture rate	0.10	0.10
Minimum
Disclosure of financial liabilities [line items]
Average exercise price	$ 0.59	$ 0.59
Risk free interest rate	0.26%	0.40%
Expected future volatility of Common Shares		90.00%
Expected life of outstanding share options	4 years 6 months 10 days	1 year 10 months 6 days
Maximum
Disclosure of financial liabilities [line items]
Average exercise price	$ 9.65	$ 9.64
Risk free interest rate	0.76%	0.76%
Expected future volatility of Common Shares		110.00%
Expected life of outstanding share options	2 years 1 month 2 days	4 years 1 month 28 days
WARRANTS
Disclosure of financial liabilities [line items]
Average exercise price	$ 2.50	$ 2.50
Risk free interest rate	0.0038	0.0046
Expected future volatility of Common Shares	1.0000	1.0500
Expected life of other equity instruments	2 years 8 months 1 day	2 years 2 months 12 days
Forfeiture rate	0	0
PSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0101	0.0092
Expected future volatility of Common Shares	0.9000	0.8500
Expected life of other equity instruments	6 years 14 days	5 years 7 months 9 days
Forfeiture rate	0.25	0.25
RSUs
Disclosure of financial liabilities [line items]
Average exercise price	$ 0	$ 0
Risk free interest rate	0.0093	0.0088
Expected future volatility of Common Shares	0.9000	0.9000
Expected life of other equity instruments	5 years 5 months 23 days	5 years 2 months 4 days
Forfeiture rate	0	0